SCHEDULE OF OTHER PAYABLES AND OTHER CURRENT LIABILITIES (Details) - USD ($)	Sep. 30, 2024	Sep. 30, 2023
Payables and Accruals [Abstract]
Payroll payable	$ 1,075,180	$ 1,152,922
Deposits	995
Other	263,794	150,449
Other payables and other current liabilities	$ 1,339,969	$ 1,303,371